Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Subsequent Events 1		3,150,000
Subsequent Events 2		$ 0.12
Subsequent Events 3		1,500,000
Subsequent Events 4		$ 0.112
Subsequent Events 5		1,650,000
Subsequent Events 1	$ 750,000
Subsequent Events 2	80.00%
Subsequent Events 3	60.00%
Subsequent Events 4	100.00%